GLOBAL MANAGED BETA FUND

Schedule of Investments

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 13.6%
Aerospace & Defense – 0.2%
895	Airbus SE	$ 131,516
1,453	Arconic, Inc.	44,985
5,896	BAE Systems PLC	43,663
901	CAE, Inc.	24,270
147	Elbit Systems Ltd.	24,342
255	General Dynamics Corp.	46,344
422	HEICO Corp.	54,814
716	HEICO Corp. Class A	71,915
111	Huntington Ingalls Industries, Inc.	27,935
643	L3Harris Technologies, Inc.	129,301
505	Lockheed Martin Corp.	197,470
3,236	Meggitt PLC	26,891
142	MTU Aero Engines AG	38,441
782	Northrop Grumman Corp.	275,084
520	Raytheon Co.	113,058
538	Safran SA	87,962
10,577	Singapore Technologies Engineering Ltd.	31,952
1,311	Spirit AeroSystems Holdings, Inc. Class A	114,044
224	Teledyne Technologies, Inc.*	76,606
2,518	Textron, Inc.	116,432
193	Thales SA	18,906
698	The Boeing Co.	255,594
124	TransDigm Group, Inc.	70,320
1,968	United Technologies Corp.	291,933

		2,313,778

Air Freight & Logistics – 0.1%
32,886	Bollore SA	140,564
2,502	C.H. Robinson Worldwide, Inc.	192,279
10,499	Deutsche Post AG	391,414
333	DSV PANALPINA A/S	36,259
631	Expeditors International of Washington, Inc.	47,173
123	FedEx Corp.	19,686
556	United Parcel Service, Inc. Class B	66,570
2,164	XPO Logistics, Inc.*	178,941
3,058	Yamato Holdings Co. Ltd.	52,355

		1,125,241

Airlines – 0.0%
1,896	Air Canada*	71,227
1,113	ANA Holdings, Inc.	37,921
1,101	Delta Air Lines, Inc.	63,098
1,227	Japan Airlines Co. Ltd.	38,142
1,661	Southwest Airlines Co.	95,740
1,391	United Airlines Holdings, Inc.*	129,085

		435,213

Auto Components – 0.1%
198	Aptiv PLC	18,588
3,965	BorgWarner, Inc.	166,728
1,222	Bridgestone Corp.	48,877
1,444	Denso Corp.	64,531
1,046	Faurecia SE	55,448

Shares	Description	Value

Common Stocks – (continued)
Auto Components – (continued)
1,162	Lear Corp.	$ 139,800
3,988	Magna International, Inc.	219,471
735	Stanley Electric Co. Ltd.	20,365
1,887	Sumitomo Electric Industries Ltd.	28,199
4,222	The Yokohama Rubber Co. Ltd.	87,036
1,680	Toyoda Gosei Co. Ltd.	39,278
294	Toyota Industries Corp.	17,287
804	Valeo SA	31,664

		937,272

Automobiles – 0.1%
412	Bayerische Motoren Werke AG	33,226
521	Daimler AG	29,326
300	Ferrari NV	50,633
22,360	Ford Motor Co.	202,582
1,363	General Motors Co.	49,068
1,988	Harley-Davidson, Inc.	72,323
4,700	Honda Motor Co. Ltd.	132,115
6,609	Isuzu Motors Ltd.	77,389
3,921	Nissan Motor Co. Ltd.	24,212
3,163	Peugeot SA	76,325
626	Subaru Corp.	16,406
698	Suzuki Motor Corp.	30,990
3,140	Toyota Motor Corp.	219,670
86	Volkswagen AG	16,369

		1,030,634

Banks – 0.7%
1,025	ABN AMRO Bank NV(a)	17,469
1,430	Aozora Bank Ltd.	36,449
6,596	Australia & New Zealand Banking Group Ltd.	110,801
8,827	Banco Bilbao Vizcaya Argentaria SA	46,372
24,411	Banco de Sabadell SA	27,034
25,437	Banco Santander SA	99,075
6,651	Bank Hapoalim BM	53,636
15,743	Bank Leumi Le-Israel BM	114,096
19,788	Bank of America Corp.	659,336
1,831	Bank of Montreal	140,809
35,149	Barclays PLC	77,687
1,658	BB&T Corp.	90,726
19,337	Bendigo & Adelaide Bank Ltd.	131,284
2,077	BNP Paribas SA	116,440
20,086	BOC Hong Kong Holdings Ltd.	68,234
1,018	Canadian Imperial Bank of Commerce	88,419
5,315	Citigroup, Inc.	399,263
1,649	Citizens Financial Group, Inc.	63,421
506	Comerica, Inc.	35,627
2,969	Commonwealth Bank of Australia	162,437
3,311	Credit Agricole SA	45,183
1,725	Danske Bank A/S	23,290
2,869	DBS Group Holdings Ltd.	52,947
2,734	DNB ASA	45,865
2,099	Fifth Third Bancorp	63,369

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
260	First Republic Bank	$ 28,574
1,949	Hang Seng Bank Ltd.	39,731
33,734	HSBC Holdings PLC	251,321
2,966	Huntington Bancshares, Inc.	44,164
4,891	ING Groep NV	56,245
17,150	Intesa Sanpaolo SpA	43,393
10,673	Israel Discount Bank Ltd. Class A	49,089
4,046	Japan Post Bank Co. Ltd.	39,205
9,358	JPMorgan Chase & Co.	1,233,010
381	KBC Group NV	27,733
2,230	KeyCorp.	43,240
84,453	Lloyds Banking Group PLC	66,579
439	M&T Bank Corp.	72,321
6,933	Mebuki Financial Group, Inc.	17,944
3,912	Mediobanca Banca di Credito Finanziario SpA	43,682
21,923	Mitsubishi UFJ Financial Group, Inc.	116,209
2,319	Mizrahi Tefahot Bank Ltd.	61,958
38,785	Mizuho Financial Group, Inc.	60,057
4,993	National Australia Bank Ltd.	87,506
3,794	National Bank of Canada	202,482
4,118	Nordea Bank Abp	29,168
20,940	Oversea-Chinese Banking Corp. Ltd.	164,996
3,538	People’s United Financial, Inc.	58,377
2,610	Regions Financial Corp.	43,430
7,526	Resona Holdings, Inc.	31,940
7,015	Royal Bank of Canada	573,326
9,062	Royal Bank of Scotland Group PLC	26,502
5,950	Seven Bank Ltd.	18,441
2,594	Shinsei Bank Ltd.	41,090
205	Signature Bank	25,289
5,390	Skandinaviska Enskilda Banken AB Class A	46,221
3,568	Societe Generale SA	112,129
2,813	Standard Chartered PLC	25,309
6,873	Sumitomo Mitsui Financial Group, Inc.	251,664
1,315	Sumitomo Mitsui Trust Holdings, Inc.	50,392
685	SunTrust Banks, Inc.	48,525
4,564	Svenska Handelsbanken AB Class A	44,800
29,440	The Bank of East Asia Ltd.	66,411
2,108	The Bank of Nova Scotia	118,263
694	The PNC Financial Services Group, Inc.	106,328
2,216	The Shizuoka Bank Ltd.	16,879
7,517	The Toronto-Dominion Bank	434,337
2,824	U.S. Bancorp	169,525
8,568	UniCredit SpA	118,267
3,675	United Overseas Bank Ltd.	69,351
8,928	Wells Fargo & Co.	486,219
4,557	Westpac Banking Corp.	76,031
857	Zions Bancorp NA	42,661

		8,649,583

Shares	Description	Value

Common Stocks – (continued)
Beverages – 0.2%
1,967	Anheuser-Busch InBev SA	$ 155,921
960	Asahi Group Holdings Ltd.	46,221
1,475	Brown-Forman Corp. Class B	100,035
1,381	Carlsberg A/S Class B	198,675
4,983	Coca-Cola Amatil Ltd.	38,373
1,458	Coca-Cola Bottlers Japan Holdings, Inc.	35,050
2,887	Coca-Cola European Partners PLC	145,678
1,097	Coca-Cola HBC AG*	36,579
162	Constellation Brands, Inc. Class A	30,142
6,072	Davide Campari-Milano SpA	55,397
5,321	Diageo PLC	217,399
2,004	Heineken Holding NV	192,051
806	Heineken NV	83,494
876	Kirin Holdings Co. Ltd.	19,404
6,953	Molson Coors Brewing Co. Class B	350,988
2,163	Monster Beverage Corp.*	129,391
4,518	PepsiCo, Inc.	613,680
570	Pernod Ricard SA	104,710
1,619	Suntory Beverage & Food Ltd.	70,303
7,365	The Coca-Cola Co.	393,291

		3,016,782

Biotechnology – 0.2%
4,350	AbbVie, Inc.	381,626
318	Alexion Pharmaceuticals, Inc.*	36,233
976	Amgen, Inc.	229,087
1,496	Biogen, Inc.*	448,516
215	BioMarin Pharmaceutical, Inc.*	17,353
694	CSL Ltd.	133,175
324	Exact Sciences Corp.*	26,247
268	Galapagos NV*	52,630
186	Genmab A/S*	43,336
2,756	Gilead Sciences, Inc.	185,313
505	Grifols SA	17,250
2,064	Incyte Corp.*	194,346
276	Regeneron Pharmaceuticals, Inc.*	101,844
1,347	Seattle Genetics, Inc.*	162,111
673	Vertex Pharmaceuticals, Inc.*	149,238

		2,178,305

Building Products – 0.1%
346	A.O. Smith Corp.	16,746
1,749	Allegion PLC	209,932
2,187	Assa Abloy AB Class B	51,933
2,536	Cie de Saint-Gobain	102,678
288	Daikin Industries Ltd.	41,490
1,121	Fortune Brands Home & Security, Inc.	70,914
107	Geberit AG	57,448
3,714	Johnson Controls International PLC	159,071

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
699	Lennox International, Inc.	$ 178,839
923	LIXIL Group Corp.	15,604
5,980	Masco Corp.	278,369
2,008	Owens Corning	134,657
404	TOTO Ltd.	17,693

		1,335,374

Capital Markets – 0.4%
4,727	3i Group PLC	65,439
1,090	Ameriprise Financial, Inc.	178,618
220	Amundi SA(a)	16,654
1,185	ASX Ltd.	65,542
127	BlackRock, Inc.	62,854
2,318	Brookfield Asset Management, Inc. Class A	135,297
671	Cboe Global Markets, Inc.	79,782
10,810	CI Financial Corp.	170,089
812	CME Group, Inc.	164,617
2,878	Credit Suisse Group AG*	37,675
5,673	Daiwa Securities Group, Inc.	28,781
554	Deutsche Boerse AG	84,786
2,745	E*TRADE Financial Corp.	121,603
3,081	Eaton Vance Corp.	145,331
850	FactSet Research Systems, Inc.	220,702
1,041	Franklin Resources, Inc.	28,617
8,717	Hargreaves Lansdown PLC	208,883
2,475	Hong Kong Exchanges & Clearing Ltd.	78,384
1,471	IGM Financial, Inc.	42,359
1,382	Intercontinental Exchange, Inc.	130,143
1,392	Invesco Ltd.	24,443
1,000	Japan Exchange Group, Inc.	17,023
1,016	KKR & Co., Inc. Class A	29,962
1,305	London Stock Exchange Group PLC	116,043
590	Macquarie Group Ltd.	55,132
2,863	Magellan Financial Group Ltd.	101,605
372	MarketAxess Holdings, Inc.	150,221
1,598	Moody’s Corp.	362,219
3,641	Morgan Stanley	180,157
278	MSCI, Inc.	72,055
530	Nasdaq, Inc.	55,544
12,110	Natixis SA	50,558
594	Northern Trust Corp.	63,701
160	Partners Group Holding AG	134,935
484	Raymond James Financial, Inc.	43,473
1,631	S&P Global, Inc.	431,644
645	Schroders PLC	27,501
1,766	SEI Investments Co.	113,960
33,802	Singapore Exchange Ltd.	218,683
1,810	St. James’s Place PLC	25,446
17,042	Standard Life Aberdeen PLC	69,805
1,818	State Street Corp.	136,532
1,236	T. Rowe Price Group, Inc.	152,720
558	TD Ameritrade Holding Corp.	28,921
2,157	The Bank of New York Mellon Corp.	105,628

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
1,796	The Blackstone Group, Inc.	$ 97,379
1,101	The Charles Schwab Corp.	54,499
6,478	UBS Group AG*	78,434

		5,064,379

Chemicals – 0.2%
948	Air Liquide SA	128,531
614	Air Products & Chemicals, Inc.	145,107
1,103	Akzo Nobel NV	105,627
1,411	Arkema SA	146,225
647	Axalta Coating Systems Ltd.*	18,420
555	BASF SE	41,660
147	Celanese Corp.	18,459
933	Corteva, Inc.*	24,277
1,139	Covestro AG(a)	53,288
937	Croda International PLC	60,323
469	Dow, Inc.*	25,030
327	DuPont de Nemours, Inc.	21,193
1,290	Eastman Chemical Co.	101,097
1,277	Ecolab, Inc.	238,378
86	EMS-Chemie Holding AG	53,389
186	FMC Corp.	18,221
34	Givaudan SA	99,993
1,037	Hitachi Chemical Co. Ltd.	37,333
650	Kansai Paint Co. Ltd.	16,397
431	Koninklijke DSM NV	55,228
889	Linde PLC	183,321
465	LyondellBasell Industries NV Class A	43,031
1,783	Methanex Corp.	66,565
5,794	Mitsubishi Chemical Holdings Corp.	42,998
2,131	Mitsui Chemicals, Inc.	51,102
881	Nippon Paint Holdings Co. Ltd.	47,026
898	Novozymes A/S Class B	42,904
2,141	Orica Ltd.	34,480
440	PPG Industries, Inc.	56,690
277	RPM International, Inc.	20,423
541	Shin-Etsu Chemical Co. Ltd.	58,151
842	Showa Denko KK	22,505
304	Sika AG	52,898
312	Solvay SA	35,754
499	Symrise AG	48,380
2,221	Taiyo Nippon Sanso Corp.	49,497
2,378	Teijin Ltd.	44,758
180	The Sherwin-Williams Co.	104,963
1,559	Westlake Chemical Corp.	107,072

		2,520,694

Commercial Services & Supplies – 0.1%
8,334	Brambles Ltd.	70,846
937	Cintas Corp.	240,865
1,032	Copart, Inc.*	91,848
1,745	Dai Nippon Printing Co. Ltd.	46,711
1,121	Edenred	55,649
5,644	Rentokil Initial PLC	32,452
1,202	Republic Services, Inc.	106,557
6,438	Rollins, Inc.	230,802
460	Secom Co. Ltd.	39,065

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
4,454	Securitas AB Class B	$ 73,859
2,067	Toppan Printing Co. Ltd.	41,159
1,158	Waste Connections, Inc.	104,857
1,407	Waste Management, Inc.	158,864

		1,293,534

Communications Equipment – 0.1%
238	Arista Networks, Inc.*	46,441
10,836	Cisco Systems, Inc.	490,979
1,409	F5 Networks, Inc.*	205,305
3,182	Juniper Networks, Inc.	79,741
508	Motorola Solutions, Inc.	84,989
6,541	Telefonaktiebolaget LM Ericsson Class B	58,946

		966,401

Construction & Engineering – 0.1%
3,155	ACS Actividades de Construccion y Servicios SA	122,644
425	Bouygues SA	17,361
1,849	CIMIC Group Ltd.	42,167
1,424	Eiffage SA	155,434
2,587	Ferrovial SA	76,757
728	HOCHTIEF AG	89,409
1,040	Jacobs Engineering Group, Inc.	95,774
1,674	Obayashi Corp.	17,754
6,199	Skanska AB Class B	136,974
1,724	Vinci SA	187,936
4,824	WSP Global, Inc.	313,743

		1,255,953

Construction Materials – 0.0%
1,432	CRH PLC*	54,786
848	HeidelbergCement AG	62,487
848	James Hardie Industries PLC	16,628
1,594	LafargeHolcim Ltd.*	82,153
243	Martin Marietta Materials, Inc.	65,221
468	Vulcan Materials Co.	66,395

		347,670

Consumer Finance – 0.1%
4,356	Acom Co. Ltd.	18,090
4,672	Ally Financial, Inc.	148,756
3,000	American Express Co.	360,360
1,753	Capital One Financial Corp.	175,318
2,054	Credit Saison Co. Ltd.	33,978
2,480	Discover Financial Services	210,478
5,706	Synchrony Financial	213,461

		1,160,441

Containers & Packaging – 0.1%
2,459	Amcor PLC*	25,229
402	Avery Dennison Corp.	52,409
1,674	Ball Corp.	110,585
919	Crown Holdings, Inc.*	69,752
2,189	International Paper Co.	101,438
169	Packaging Corp. of America	18,911

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – (continued)
460	Sealed Air Corp.	$ 17,356
4,627	Smurfit Kappa Group PLC	164,135
3,410	Westrock Co.	137,525

		697,340

Distributors – 0.0%
1,773	Genuine Parts Co.	185,048
1,638	Jardine Cycle & Carriage Ltd.	36,743
5,826	LKQ Corp.*	205,541

		427,332

Diversified Consumer Services – 0.0%
1,808	Benesse Holdings, Inc.	47,744

Diversified Financial Services – 0.2%
4,055	AXA Equitable Holdings, Inc.	100,321
2,679	Berkshire Hathaway, Inc. Class B*	590,184
3,378	Challenger Ltd.	18,633
819	Eurazeo SE	55,811
2,422	EXOR NV	184,834
342	Groupe Bruxelles Lambert SA	34,697
2,453	Industrivarden AB Class C	56,891
1,702	Investor AB Class B	89,967
804	Jefferies Financial Group, Inc.	16,804
973	Kinnevik AB Class B	22,282
1,234	L E Lundbergforetagen AB Class B	48,915
5,635	M&G PLC*	17,199
2,913	Mitsubishi UFJ Lease & Finance Co. Ltd.	18,734
4,364	Onex Corp.	261,255
4,094	ORIX Corp.	67,109
1,311	Pargesa Holding SA	103,469
1,033	Tokyo Century Corp.	55,165
1,647	Voya Financial, Inc.	95,987
189	Wendel SA	25,471

		1,863,728

Diversified Telecommunication Services – 0.2%
20,535	AT&T, Inc.	767,598
1,043	BCE, Inc.	50,120
11,845	BT Group PLC	29,325
759	Cellnex Telecom SA(a)	32,586
13,008	CenturyLink, Inc.	188,486
10,347	Deutsche Telekom AG	173,720
1,098	Elisa Oyj	58,686
37,703	HKT Trust and HKT Ltd.	55,294
15,596	Koninklijke KPN NV	48,033
5,245	Nippon Telegraph & Telephone Corp.	264,973
3,682	Orange SA	60,838
64,218	PCCW Ltd.	38,723
1,585	Proximus SADP	47,811
15,280	Singapore Telecommunications Ltd.	37,666
14,275	Spark New Zealand Ltd.	41,613

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
153	Swisscom AG	$ 79,210
86,846	Telecom Italia SpA*	54,313
78,061	Telecom Italia SpA RSP	48,029
6,266	Telefonica Deutschland Holding AG	19,131
8,726	Telefonica SA	66,737
3,393	Telenor ASA	61,948
8,289	Telia Co. AB	35,878
12,507	Telstra Corp. Ltd.	32,692
1,160	TELUS Corp.	43,813
14,582	TPG Telecom Ltd.	68,999
10,412	Verizon Communications, Inc.	627,219
641	Zayo Group Holdings, Inc.*	21,948

		3,055,389

Electric Utilities – 0.3%
1,649	Alliant Energy Corp.	87,397
1,542	American Electric Power Co., Inc.	140,862
31,146	AusNet Services	36,663
5,520	CK Infrastructure Holdings Ltd.	37,362
3,420	CLP Holdings Ltd.	35,239
1,753	Duke Energy Corp.	154,562
438	Edison International	30,266
52,684	EDP - Energias de Portugal SA	213,157
1,284	Emera, Inc.	52,924
2,652	Endesa SA	72,094
21,218	Enel SpA	160,367
1,029	Entergy Corp.	119,765
1,515	Evergy, Inc.	95,854
1,480	Eversource Energy	122,307
2,862	Exelon Corp.	127,073
2,166	FirstEnergy Corp.	103,297
2,658	Fortis, Inc.	104,175
1,769	Fortum Oyj	41,691
32,706	HK Electric Investments & HK Electric Investments Ltd.	32,045
2,970	Hydro One Ltd.(a)	56,010
23,554	Iberdrola SA	231,718
3,280	Kyushu Electric Power Co., Inc.	28,886
11,187	Mercury NZ Ltd.	34,479
1,024	NextEra Energy, Inc.	239,432
1,976	OGE Energy Corp.	83,111
911	Orsted A/S(a)	83,961
1,052	Pinnacle West Capital Corp.	91,934
3,998	Power Assets Holdings Ltd.	27,795
4,085	PPL Corp.	139,013
1,122	Red Electrica Corp. SA	21,889
4,356	SSE PLC	73,237
12,390	Terna Rete Elettrica Nazionale SpA	79,518
2,899	The Chugoku Electric Power Co., Inc.	38,324
2,685	The Southern Co.	166,443
2,586	Tohoku Electric Power Co., Inc.	25,645
619	Verbund AG	32,181

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
1,989	Xcel Energy, Inc.	$ 122,304

		3,342,980

Electrical Equipment – 0.1%
2,287	ABB Ltd.	49,966
1,520	Acuity Brands, Inc.	198,786
823	AMETEK, Inc.	81,485
1,541	Eaton Corp. PLC	142,542
642	Emerson Electric Co.	47,418
726	Legrand SA	57,321
1,202	Mitsubishi Electric Corp.	16,617
109	Nidec Corp.	16,133
783	Prysmian SpA	17,830
642	Rockwell Automation, Inc.	125,729
1,076	Schneider Electric SE	103,798
1,259	Sensata Technologies Holding PLC*	64,826
541	Vestas Wind Systems A/S	51,488

		973,939

Electronic Equipment, Instruments & Components – 0.1%
624	Amphenol Corp. Class A	64,896
2,812	Arrow Electronics, Inc.*	223,948
2,651	CDW Corp.	358,018
1,163	Cognex Corp.	58,359
1,016	Corning, Inc.	29,505
665	FLIR Systems, Inc.	35,617
3,419	Halma PLC	93,019
412	Hitachi High-Technologies Corp.	26,911
2,374	Hitachi Ltd.	93,498
255	Ingenico Group SA	27,216
147	Keyence Corp.	50,333
1,580	Keysight Technologies, Inc.*	169,107
634	Kyocera Corp.	43,196
601	Murata Manufacturing Co. Ltd.	34,864
994	Omron Corp.	58,430
166	TDK Corp.	17,458
651	TE Connectivity Ltd.	60,354
660	Trimble, Inc.*	26,750
176	Zebra Technologies Corp. Class A*	44,165

		1,515,644

Energy Equipment & Services – 0.0%
1,558	National Oilwell Varco, Inc.	35,133
737	Schlumberger Ltd.	26,679

		61,812

Entertainment – 0.1%
334	Activision Blizzard, Inc.	18,313
427	Electronic Arts, Inc.*	43,131
970	Liberty Media Corp.-Liberty Formula One Class C*	43,737
986	Live Nation Entertainment, Inc.*	68,833
399	Netflix, Inc.*	125,549
1,675	Nexon Co. Ltd.*	22,883
62	Nintendo Co. Ltd.	24,009

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
828	Roku, Inc.*	$ 132,786
343	Square Enix Holdings Co. Ltd.	16,968
140	Take-Two Interactive Software, Inc.*	16,989
2,749	The Walt Disney Co.	416,693
834	Toho Co. Ltd.	33,895
1,312	Ubisoft Entertainment SA*	79,694
6,423	Viacom, Inc. Class B	154,602
2,451	Vivendi SA	67,284

		1,265,366

Equity Real Estate Investment Trusts (REITs) – 0.5%
694	Alexandria Real Estate Equities, Inc.	112,789
962	American Tower Corp.	205,897
22,935	Ascendas Real Estate Investment Trust	49,958
516	AvalonBay Communities, Inc.	110,635
629	Boston Properties, Inc.	87,142
1,496	Camden Property Trust	166,879
814	Canadian Apartment Properties REIT	33,901
25,440	CapitaLand Commercial Trust	37,370
22,165	CapitaLand Mall Trust	40,822
515	Covivio	56,972
1,047	Crown Castle International Corp.	139,942
23	Daiwa House REIT Investment Corp.	62,900
4,704	Dexus	38,870
1,606	Digital Realty Trust, Inc.	194,246
2,102	Duke Realty Corp.	73,948
216	Equinix, Inc.	122,440
1,976	Equity LifeStyle Properties, Inc.	146,382
1,405	Equity Residential	119,565
474	Essex Property Trust, Inc.	147,973
793	Extra Space Storage, Inc.	84,098
355	Federal Realty Investment Trust	46,885
285	Gecina SA	49,237
6,503	Goodman Group	65,125
3,121	H&R Real Estate Investment Trust	50,869
2,436	Healthpeak Properties, Inc.	84,968
11,853	Host Hotels & Resorts, Inc.	207,309
351	ICADE	35,135
3,449	Invitation Homes, Inc.	105,298
736	Iron Mountain, Inc.	23,640
13	Japan Prime Realty Investment Corp.	59,160
15	Japan Real Estate Investment Corp.	102,079
31	Japan Retail Fund Investment Corp.	70,630
3,009	Kimco Realty Corp.	65,055
1,038	Klepierre SA	37,254
4,148	Land Securities Group PLC	51,384
1,243	Liberty Property Trust	76,594

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
6,466	Link REIT	$ 66,028
19,392	Mapletree Commercial Trust	33,458
2,901	Medical Properties Trust, Inc.	60,225
773	Mid-America Apartment Communities, Inc.	105,213
25,215	Mirvac Group	57,410
1,613	National Retail Properties, Inc.	89,909
10	Nippon Building Fund, Inc.	75,028
27	Nippon Prologis REIT, Inc.	72,472
45	Nomura Real Estate Master Fund, Inc.	82,112
1,455	Omega Healthcare Investors, Inc.	61,154
33	Orix JREIT, Inc.	72,513
1,475	Prologis, Inc.	135,036
412	Public Storage	86,800
1,314	Realty Income Corp.	100,692
955	Regency Centers Corp.	62,113
2,724	RioCan Real Estate Investment Trust	55,924
424	SBA Communications Corp.	100,263
11,146	Scentre Group	29,670
5,894	Segro PLC	68,076
417	Simon Property Group, Inc.	63,055
514	SL Green Realty Corp.	43,860
1,820	SmartCentres Real Estate Investment Trust	44,024
10,224	Stockland	34,912
764	Sun Communities, Inc.	125,838
25,680	Suntec Real Estate Investment Trust	34,544
5,684	The British Land Co. PLC	42,296
16,181	The GPT Group	67,221
1,900	UDR, Inc.	91,295
244	Unibail-Rodamco-Westfield	38,148
31	United Urban Investment Corp.	60,345
1,171	Ventas, Inc.	68,281
10,326	VEREIT, Inc.	100,782
16,529	Vicinity Centres	29,931
711	Vornado Realty Trust	45,909
1,187	Welltower, Inc.	100,385
901	Weyerhaeuser Co.	26,588
1,708	WP Carey, Inc.	142,481

		5,737,342

Food & Staples Retailing – 0.4%
911	Aeon Co. Ltd.	18,610
3,664	Alimentation Couche-Tard, Inc. Class B	120,432
7,061	Carrefour SA	116,532
457	Casino Guichard Perrachon SA	20,111
16,643	Coles Group Ltd.	183,498
3,096	Colruyt SA	160,325
1,523	Costco Wholesale Corp.	456,611
27,109	Dairy Farm International Holdings Ltd.	158,588
10,546	Empire Co. Ltd. Class A	282,883
851	George Weston Ltd.	68,942
1,271	ICA Gruppen AB	55,478

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
6,492	J Sainsbury PLC	$ 17,975
12,025	Jeronimo Martins SGPS SA	192,025
13,905	Koninklijke Ahold Delhaize NV	358,143
1,322	Lawson, Inc.	72,081
2,366	Loblaw Cos. Ltd.	126,841
4,563	METRO AG	73,531
1,078	Metro, Inc.	47,257
2,493	Seven & i Holdings Co. Ltd.	93,030
3,456	Sundrug Co. Ltd.	121,484
4,411	Sysco Corp.	355,306
35,906	Tesco PLC	106,486
10,206	The Kroger Co.	279,032
1,474	Tsuruha Holdings, Inc.	175,940
4,897	Walgreens Boots Alliance, Inc.	291,861
6,347	Walmart, Inc.	755,864
2,994	Welcia Holdings Co. Ltd.	183,794
19,974	Wm Morrison Supermarkets PLC	51,218
9,350	Woolworths Group Ltd.	252,255

		5,196,133

Food Products – 0.3%
3,611	a2 Milk Co. Ltd.*	35,995
7,009	Ajinomoto Co., Inc.	116,872
1,549	Archer-Daniels-Midland Co.	66,499
2,546	Associated British Foods PLC	84,546
12	Barry Callebaut AG	24,132
1,223	Bunge Ltd.	65,284
2,487	Calbee, Inc.	80,124
1,425	Campbell Soup Co.	66,362
6	Chocoladefabriken Lindt & Spruengli AG (Food Products)	123,456
3,567	Conagra Brands, Inc.	102,979
3,958	Danone SA	325,673
4,015	General Mills, Inc.	214,080
1,482	Hormel Foods Corp.	65,994
2,387	Ingredion, Inc.	198,527
712	Kellogg Co.	46,365
687	Kerry Group PLC Class A	88,107
531	Kikkoman Corp.	26,713
527	Lamb Weston Holdings, Inc.	44,258
652	McCormick & Co., Inc.	110,351
311	MEIJI Holdings Co. Ltd.	21,151
3,529	Mondelez International, Inc. Class A	185,414
1,885	Mowi ASA	46,748
7,464	Nestle SA	775,097
392	NH Foods Ltd.	16,448
937	Nisshin Seifun Group, Inc.	17,616
4,833	Orkla ASA	46,774
1,585	Saputo, Inc.	48,112
1,467	The Hershey Co.	217,351
1,414	The J.M. Smucker Co.	148,597
2,630	The Kraft Heinz Co.	80,215
469	Toyo Suisan Kaisha Ltd.	20,239
2,956	Tyson Foods, Inc. Class A	265,715
48,686	Vitasoy International Holdings Ltd.	187,149
24,551	WH Group Ltd.(a)	25,211

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
44,674	Wilmar International Ltd.	$ 133,662
7,214	Yamazaki Baking Co. Ltd.	132,368

		4,254,184

Gas Utilities – 0.1%
5,526	APA Group	41,167
1,032	Atmos Energy Corp.	110,383
1,027	Enagas SA	25,567
40,596	Hong Kong & China Gas Co. Ltd.	77,327
2,228	Naturgy Energy Group SA	57,881
1,345	Osaka Gas Co. Ltd.	25,216
17,060	Snam SpA	84,761
1,079	Tokyo Gas Co. Ltd.	26,063
5,044	UGI Corp.	219,666

		668,031

Health Care Equipment & Supplies – 0.4%
3,234	Abbott Laboratories	276,345
684	ABIOMED, Inc.*	134,187
637	Alcon, Inc.*	35,187
942	Align Technology, Inc.*	261,254
1,170	Asahi Intecc Co. Ltd.	34,121
2,605	Baxter International, Inc.	213,532
309	Becton Dickinson & Co.	79,877
584	BioMerieux	52,801
3,165	Boston Scientific Corp.*	136,886
311	Carl Zeiss Meditec AG	38,003
1,085	Cochlear Ltd.	171,935
904	Coloplast A/S Class B	106,804
1,332	Danaher Corp.	194,445
884	DENTSPLY SIRONA, Inc.	49,981
110	DexCom, Inc.*	25,004
1,126	Edwards Lifesciences Corp.*	275,802
2,547	Fisher & Paykel Healthcare Corp. Ltd.	36,224
1,343	Hologic, Inc.*	68,923
2,216	Hoya Corp.	202,462
1,031	IDEXX Laboratories, Inc.*	259,379
189	Insulet Corp.*	35,097
76	Intuitive Surgical, Inc.*	45,060
2,850	Koninklijke Philips NV	132,325
2,676	Medtronic PLC	298,080
10,304	Olympus Corp.	153,031
1,448	ResMed, Inc.	216,621
803	Siemens Healthineers AG(a)	38,941
6,236	Smith & Nephew PLC	139,193
624	Sonova Holding AG	142,576
641	STERIS PLC	96,881
125	Straumann Holding AG	120,306
679	Stryker Corp.	139,100
491	Sysmex Corp.	34,048
172	Teleflex, Inc.	60,775
536	Terumo Corp.	18,826
238	The Cooper Cos., Inc.	74,515
951	Varian Medical Systems, Inc.*	127,177
338	West Pharmaceutical Services, Inc.	49,696

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
430	Zimmer Biomet Holdings, Inc.	$ 62,470

		4,637,870

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp.	147,513
692	Anthem, Inc.	199,753
3,515	Cardinal Health, Inc.	193,430
2,903	Centene Corp.*	175,544
1,735	Cigna Corp.*	346,861
4,840	CVS Health Corp.	364,307
2,262	DaVita, Inc.*	162,344
544	Fresenius Medical Care AG & Co. KGaA	39,827
448	Fresenius SE & Co. KGaA	24,508
1,310	HCA Healthcare, Inc.	181,645
3,162	Henry Schein, Inc.*	217,862
154	Humana, Inc.	52,549
1,455	Laboratory Corp. of America Holdings*	250,682
1,470	McKesson Corp.	212,621
3,205	Medipal Holdings Corp.	68,817
1,354	Quest Diagnostics, Inc.	144,269
993	Ramsay Health Care Ltd.	49,074
1,849	Ryman Healthcare Ltd.	17,925
1,792	Sonic Healthcare Ltd.	36,550
2,327	UnitedHealth Group, Inc.	651,258
1,164	Universal Health Services, Inc. Class B	162,366
84	WellCare Health Plans, Inc.*	27,054

		3,726,759

Health Care Technology – 0.0%
3,542	Cerner Corp.	253,572
1,242	M3, Inc.	34,183
969	Veeva Systems, Inc. Class A*	144,555

		432,310

Hotels, Restaurants & Leisure – 0.2%
823	Accor SA	35,206
5,147	Aramark	224,615
1,836	Aristocrat Leisure Ltd.	42,167
659	Carnival Corp.	29,708
80	Chipotle Mexican Grill, Inc.*	65,114
3,677	Compass Group PLC	90,095
370	Darden Restaurants, Inc.	43,823
902	Domino’s Pizza, Inc.	265,459
4,946	Flight Centre Travel Group Ltd.	147,603
2,054	GVC Holdings PLC	22,616
819	Hilton Worldwide Holdings, Inc.	85,995
2,794	InterContinental Hotels Group PLC	180,592
372	Marriott International, Inc. Class A	52,214
1,474	McDonald’s Corp.	286,663
779	McDonald’s Holdings Co. Japan Ltd.	38,527
1,661	MGM Resorts International	53,069

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,609	Norwegian Cruise Line Holdings Ltd.*	$ 139,947
400	Oriental Land Co. Ltd.	55,369
486	Restaurant Brands International, Inc.	31,879
215	Royal Caribbean Cruises Ltd.	25,804
476	Sodexo SA	55,487
5,054	Starbucks Corp.	431,763
9,053	Tabcorp Holdings Ltd.	29,391
2,186	The Stars Group, Inc.*	53,058
291	Whitbread PLC	17,284
21,794	Wynn Macau Ltd.	47,930
2,750	Yum! Brands, Inc.	276,842

		2,828,220

Household Durables – 0.1%
8,427	Barratt Developments PLC	72,651
2,385	Berkeley Group Holdings PLC	141,380
1,131	Casio Computer Co. Ltd.	21,588
1,106	D.R. Horton, Inc.	61,217
635	Garmin Ltd.	62,033
2,652	Husqvarna AB Class B	20,709
1,543	Iida Group Holdings Co. Ltd.	27,444
761	Leggett & Platt, Inc.	39,816
1,598	Lennar Corp. Class A	95,321
327	Mohawk Industries, Inc.*	45,574
976	Newell Brands, Inc.	18,759
25	NVR, Inc.*	94,797
2,890	Panasonic Corp.	27,268
1,944	PulteGroup, Inc.	77,080
247	Rinnai Corp.	18,975
434	SEB SA	67,432
1,057	Sekisui Chemical Co. Ltd.	18,419
3,934	Sekisui House Ltd.	85,079
2,372	Sony Corp.	150,522
23,943	Taylor Wimpey PLC	53,933

		1,199,997

Household Products – 0.2%
1,266	Church & Dwight Co., Inc.	88,924
5,481	Colgate-Palmolive Co.	371,721
1,664	Essity AB Class B	52,302
1,180	Henkel AG & Co. KGaA (Household Products)	119,496
1,590	Kimberly-Clark Corp.	216,780
2,631	Lion Corp.	53,055
1,619	Pigeon Corp.	75,337
753	Reckitt Benckiser Group PLC	59,110
1,465	The Clorox Co.	217,157
5,715	The Procter & Gamble Co.	697,573
529	Unicharm Corp.	17,340

		1,968,795

Independent Power and Renewable Electricity Producers – 0.1%
3,473	AES Corp.	65,674
2,190	Electric Power Development Co. Ltd.	52,532
15,841	Meridian Energy Ltd.	47,893

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – (continued)
8,570	NRG Energy, Inc.	$ 340,486
1,956	Uniper SE	63,116
15,577	Vistra Energy Corp.	413,258

		982,959

Industrial Conglomerates – 0.1%
1,063	3M Co.	180,465
21,501	CK Hutchison Holdings Ltd.	195,265
253	DCC PLC	21,603
7,332	General Electric Co.	82,632
1,474	Honeywell International, Inc.	263,183
1,385	Jardine Matheson Holdings Ltd.	77,856
843	Jardine Strategic Holdings Ltd.	26,767
1,027	Keihan Holdings Co. Ltd.	50,236
254	Roper Technologies, Inc.	91,534
641	Siemens AG	82,602
1,187	Smiths Group PLC	25,470

		1,097,613

Insurance – 0.7%
8,122	Admiral Group PLC	224,546
33,140	Aegon NV	149,243
2,561	Aflac, Inc.	140,445
1,306	Ageas	78,360
16,775	AIA Group Ltd.	167,871
113	Alleghany Corp.*	88,144
1,201	Allianz SE	287,242
522	American Financial Group, Inc.	57,269
1,486	American International Group, Inc.	78,253
1,395	Aon PLC	284,036
3,046	Arch Capital Group Ltd.*	127,841
1,575	Arthur J. Gallagher & Co.	146,900
7,809	Assicurazioni Generali SpA	159,257
525	Assurant, Inc.	69,757
2,337	Athene Holding Ltd. Class A*	105,212
20,657	Aviva PLC	107,742
4,282	AXA SA	116,501
475	Baloise Holding AG	82,566
1,980	Brown & Brown, Inc.	74,725
1,486	Chubb Ltd.	225,099
1,004	Cincinnati Financial Corp.	107,478
3,785	CNP Assurances	74,735
2,060	Dai-ichi Life Holdings, Inc.	33,220
22,196	Direct Line Insurance Group PLC	87,622
653	Erie Indemnity Co. Class A	110,553
237	Everest Re Group Ltd.	64,289
49	Fairfax Financial Holdings Ltd.	22,296
1,837	Fidelity National Financial, Inc.	87,496
4,939	Gjensidige Forsikring ASA	92,885
828	Globe Life, Inc.	85,085
4,402	Great-West Lifeco, Inc.	110,721
548	Hannover Rueck SE	101,681
4,923	iA Financial Corp., Inc.	252,729

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
7,993	Insurance Australia Group Ltd.	$ 42,732
739	Intact Financial Corp.	76,159
7,225	Japan Post Holdings Co. Ltd.	67,962
23,802	Legal & General Group PLC	86,377
2,384	Lincoln National Corp.	140,775
1,182	Loews Corp.	60,164
5,208	Manulife Financial Corp.	102,451
11,762	Mapfre SA	33,151
44	Markel Corp.*	49,964
1,600	Marsh & McLennan Cos., Inc.	172,912
12,505	Medibank Pvt. Ltd.	27,612
3,727	MetLife, Inc.	186,015
1,821	MS&AD Insurance Group Holdings, Inc.	58,950
566	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	162,409
2,321	NN Group NV	89,030
6,961	Poste Italiane SpA(a)	81,146
4,231	Power Corp. of Canada	102,502
4,032	Power Financial Corp.	98,440
1,436	Principal Financial Group, Inc.	79,124
1,715	Prudential Financial, Inc.	160,558
2,394	Prudential PLC	42,489
6,287	QBE Insurance Group Ltd.	54,006
643	Reinsurance Group of America, Inc.	106,391
519	RenaissanceRe Holdings Ltd.	97,743
5,437	RSA Insurance Group PLC	38,736
1,100	Sampo Oyj Class A	44,480
970	SCOR SE	41,665
878	Sompo Holdings, Inc.	34,639
2,333	Sony Financial Holdings, Inc.	54,175
1,730	Sun Life Financial, Inc.	79,011
11,150	Suncorp Group Ltd.	101,011
352	Swiss Life Holding AG	174,576
998	Swiss Re AG	108,099
2,559	The Allstate Corp.	284,945
1,442	The Hartford Financial Services Group, Inc.	89,202
2,277	The Progressive Corp.	166,335
878	The Travelers Cos., Inc.	120,040
1,704	Tokio Marine Holdings, Inc.	92,705
2,073	Tryg A/S	59,609
1,412	Unum Group	43,405
1,634	W.R. Berkley Corp.	111,112
592	Willis Towers Watson PLC	116,292
625	Zurich Insurance Group AG	245,284

		8,186,182

Interactive Media & Services – 0.3%
761	Alphabet, Inc. Class A*	992,412
811	Alphabet, Inc. Class C*	1,058,323
34,991	Auto Trader Group PLC(a)	254,158
6,774	Facebook, Inc. Class A*	1,365,909
8,140	Kakaku.com, Inc.	196,635
557	LINE Corp.*	26,231
2,114	Match Group, Inc.	148,995
895	Pinterest, Inc. Class A*	17,435

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
838	REA Group Ltd.	$ 59,319
2,631	Snap, Inc. Class A*	40,123
4,086	TripAdvisor, Inc.	116,042

		4,275,582

Internet & Direct Marketing Retail – 0.3%
1,263	Amazon.com, Inc.*	2,274,410
179	Booking Holdings, Inc.*	340,821
2,938	eBay, Inc.	104,358
921	Expedia Group, Inc.	93,629
82	MercadoLibre, Inc.*	47,608
7,369	Ocado Group PLC*	126,245
783	Prosus NV*	53,376
9,073	Rakuten, Inc.	78,830
1,820	Wayfair, Inc. Class A*	154,554
3,533	Zalando SE*(a)	151,968
7,864	ZOZO, Inc.	156,546

		3,582,345

IT Services – 0.6%
2,719	Accenture PLC Class A	546,954
661	Akamai Technologies, Inc.*	57,586
1,904	Alliance Data Systems Corp.	203,557
1,463	Amadeus IT Group SA	116,403
2,740	Atos SE	232,744
810	Automatic Data Processing, Inc.	138,332
1,650	Black Knight, Inc.*	103,966
1,089	Booz Allen Hamilton Holding Corp.	79,236
483	Broadridge Financial Solutions, Inc.	59,752
578	Capgemini SE	68,374
2,873	CGI, Inc.*	238,851
2,976	Cognizant Technology Solutions Corp. Class A	190,791
8,807	DXC Technology Co.	328,765
373	EPAM Systems, Inc.*	79,020
1,753	Fidelity National Information Services, Inc.	242,177
1,291	Fiserv, Inc.*	150,066
384	FleetCor Technologies, Inc.*	117,857
745	Fujitsu Ltd.	67,790
541	Gartner, Inc.*	86,809
1,105	Global Payments, Inc.	200,115
323	GMO Payment Gateway, Inc.	22,918
351	GoDaddy, Inc. Class A*	23,299
3,337	International Business Machines Corp.	448,660
603	Itochu Techno-Solutions Corp.	16,117
493	Jack Henry & Associates, Inc.	74,906
3,445	Leidos Holdings, Inc.	312,944
2,202	Mastercard, Inc. Class A	643,490
277	MongoDB, Inc.*	41,190
1,492	Nomura Research Institute Ltd.	31,494
2,940	NTT Data Corp.	40,107
376	Obic Co. Ltd.	49,950
496	Okta, Inc.*	64,371
2,797	Paychex, Inc.	240,878

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
2,155	PayPal Holdings, Inc.*	$ 232,762
5,657	Sabre Corp.	126,887
244	Shopify, Inc. Class A*	82,241
446	Square, Inc. Class A*	30,828
8,664	The Western Union Co.	232,888
1,007	VeriSign, Inc.*	192,075
3,198	Visa, Inc. Class A	590,063
1,260	Wix.com Ltd.*	152,321

		6,959,534

Leisure Products – 0.0%
712	Bandai Namco Holdings, Inc.	43,187
984	Hasbro, Inc.	100,073
696	Sankyo Co. Ltd.	23,553

		166,813

Life Sciences Tools & Services – 0.1%
1,022	Agilent Technologies, Inc.	82,547
46	Bio-Rad Laboratories, Inc. Class A*	16,991
196	Illumina, Inc.*	62,869
512	IQVIA Holdings, Inc.*	74,742
248	Lonza Group AG*	84,248
358	Mettler-Toledo International, Inc.*	257,549
481	PerkinElmer, Inc.	44,685
393	Sartorius Stedim Biotech	62,393
841	Thermo Fisher Scientific, Inc.	264,032
562	Waters Corp.*	124,803

		1,074,859

Machinery – 0.2%
836	Alstom SA	36,457
425	ANDRITZ AG	16,567
1,301	Atlas Copco AB Class A	47,672
1,042	Atlas Copco AB Class B	33,688
681	Caterpillar, Inc.	98,561
1,232	Cummins, Inc.	225,284
439	Deere & Co.	73,774
779	Dover Corp.	86,843
1,450	Epiroc AB Class A	16,928
1,494	Epiroc AB Class B	16,794
640	Fortive Corp.	46,189
188	Hoshizaki Corp.	16,450
345	IDEX Corp.	56,145
829	Illinois Tool Works, Inc.	144,520
730	Ingersoll-Rand PLC	95,710
866	KION Group AG	57,303
587	Knorr-Bremse AG	57,096
727	Kone Oyj Class B	45,513
448	Metso Oyj	17,178
2,964	MISUMI Group, Inc.	73,505
2,899	Mitsubishi Heavy Industries Ltd.	111,005
1,130	NGK Insulators Ltd.	18,634
913	PACCAR, Inc.	74,291
1,166	Parker-Hannifin Corp.	231,789
650	Pentair PLC	28,828
1,093	Sandvik AB	19,877

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
407	Schindler Holding AG (Machinery)	$ 99,443
4,725	SKF AB Class B	90,243
40	SMC Corp.	18,150
1,517	Snap-on, Inc.	243,418
439	Spirax-Sarco Engineering PLC	50,602
433	Stanley Black & Decker, Inc.	68,301
6,940	Techtronic Industries Co. Ltd.	52,160
421	The Middleby Corp.*	48,735
1,571	Volvo AB Class B	24,288
168	WABCO Holdings, Inc.*	22,638
1,164	Westinghouse Air Brake Technologies Corp.	91,455
596	Xylem, Inc.	46,196
30,112	Yangzijiang Shipbuilding Holdings Ltd.	22,673

		2,624,903

Marine – 0.0%
129	AP Moller - Maersk A/S Class A	167,493
122	AP Moller - Maersk A/S Class B	170,511
1,108	Kuehne & Nagel International AG	180,086
1,013	Nippon Yusen KK	17,399

		535,489

Media – 0.2%
5,822	Altice Europe NV*	34,624
340	Charter Communications, Inc. Class A*	159,803
13,055	Comcast Corp. Class A	576,378
5,070	CyberAgent, Inc.	175,194
2,602	Discovery, Inc. Class A*	85,710
3,734	Discovery, Inc. Class C*	113,962
3,299	Fox Corp. Class A	117,972
3,091	Fox Corp. Class B*	108,123
2,474	Hakuhodo DY Holdings, Inc.	40,030
2,987	Informa PLC	30,564
857	Liberty Broadband Corp. Class C*	102,403
3,530	Liberty Global PLC Class A*	79,602
3,898	Liberty Global PLC Class C*	83,807
3,821	Liberty Media Corp.-Liberty SiriusXM Class C*	185,357
3,891	Liberty Media Corp.-Liberty SiriusXM, Class A*	189,492
11,532	News Corp. Class A	148,532
1,171	Omnicom Group, Inc.	93,071
2,453	Pearson PLC	20,539
1,506	Publicis Groupe SA	66,172
1,596	Quebecor, Inc. Class B	39,735
6,350	Schibsted ASA Class B	163,615
1,717	Shaw Communications, Inc. Class B	35,677
5,838	Sirius XM Holdings, Inc.	40,749
6,023	The Interpublic Group of Cos., Inc.	134,915
1,050	ViacomCBS, Inc. Class B	42,399

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
8,405	WPP PLC	$ 108,531

		2,976,956

Metals & Mining – 0.2%
749	Agnico Eagle Mines Ltd.	44,654
3,325	Anglo American PLC	87,001
11,926	ArcelorMittal SA	203,656
3,074	Barrick Gold Corp.	51,677
5,031	BHP Group Ltd.	129,725
3,496	BHP Group PLC	77,451
14,188	BlueScope Steel Ltd.	139,615
619	Boliden AB	15,966
12,520	Evraz PLC	59,957
6,980	Fortescue Metals Group Ltd.	45,966
637	Franco-Nevada Corp.	62,587
55,883	Glencore PLC*	176,399
5,017	Kinross Gold Corp.*	21,718
930	Kirkland Lake Gold Ltd.	38,984
865	Maruichi Steel Tube Ltd.	24,912
1,203	Mitsubishi Materials Corp.	32,168
1,903	Newcrest Mining Ltd.	39,629
2,181	Newmont Goldcorp Corp.	83,750
1,467	Nippon Steel Corp.	21,535
2,217	Nucor Corp.	124,950
1,668	Rio Tinto Ltd.	109,358
2,063	Rio Tinto PLC	112,307
87,313	South32 Ltd.	159,122
3,932	Steel Dynamics, Inc.	132,626
4,256	Teck Resources Ltd. Class B	66,773
1,070	Wheaton Precious Metals Corp.	29,580

		2,092,066

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
3,860	AGNC Investment Corp.	66,855
6,371	Annaly Capital Management, Inc.	59,442

		126,297

Multi-Utilities – 0.2%
2,022	AGL Energy Ltd.	27,908
3,601	Algonquin Power & Utilities Corp.	50,289
1,497	Ameren Corp.	111,272
1,307	Atco Ltd. Class I	49,474
1,900	Canadian Utilities Ltd. Class A	56,000
2,877	CenterPoint Energy, Inc.	70,659
1,712	CMS Energy Corp.	104,946
1,210	Consolidated Edison, Inc.	105,137
1,913	Dominion Energy, Inc.	158,989
824	DTE Energy Co.	102,950
5,510	E.ON SE	57,656
4,666	Engie SA	73,806
9,529	National Grid PLC	109,568
2,648	NiSource, Inc.	70,040
1,835	Public Service Enterprise Group, Inc.	108,834
4,674	RWE AG	138,478
892	Sempra Energy	131,365
13,999	Suez	207,242

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
2,619	Veolia Environnement SA	$ 67,059
1,365	WEC Energy Group, Inc.	121,007

		1,922,679

Multiline Retail – 0.2%
155	Canadian Tire Corp. Ltd. Class A	17,991
823	Dollar General Corp.	129,507
962	Dollar Tree, Inc.*	87,984
1,272	Dollarama, Inc.	46,617
10,816	Harvey Norman Holdings Ltd.	31,510
4,107	J. Front Retailing Co. Ltd.	54,021
6,370	Kohl’s Corp.	299,454
67,266	Marks & Spencer Group PLC	168,981
2,386	Next PLC	208,479
8,380	Nordstrom, Inc.	319,865
7,530	Ryohin Keikaku Co. Ltd.	171,628
3,232	Target Corp.	404,032
8,260	Wesfarmers Ltd.	237,504

		2,177,573

Oil, Gas & Consumable Fuels – 0.4%
25,392	BP PLC	158,154
1,320	Cabot Oil & Gas Corp.	21,041
1,119	Canadian Natural Resources Ltd.	31,296
8,992	Cenovus Energy, Inc.	80,016
495	Cheniere Energy, Inc.*	29,967
4,196	Chevron Corp.	491,478
2,460	ConocoPhillips	147,452
3,233	Enbridge, Inc.	122,744
7,427	Encana Corp.	29,355
6,730	Eni SpA	101,406
445	EOG Resources, Inc.	31,551
9,379	Equinor ASA	172,903
5,994	Exxon Mobil Corp.	408,371
995	Galp Energia SGPS SA	16,182
3,150	HollyFrontier Corp.	162,383
1,506	Idemitsu Kosan Co. Ltd.	41,110
2,060	Imperial Oil Ltd.	51,768
15,230	JXTG Holdings, Inc.	67,706
4,802	Kinder Morgan, Inc.	94,167
476	Koninklijke Vopak NV	25,378
3,675	Marathon Petroleum Corp.	222,852
1,026	Neste Oyj	34,682
564	Occidental Petroleum Corp.	21,753
302	OMV AG	17,202
883	ONEOK, Inc.	62,737
17,042	Origin Energy Ltd.	100,441
1,564	Pembina Pipeline Corp.	54,704
1,596	Phillips 66	183,093
6,968	Repsol SA	109,699
10,448	Royal Dutch Shell PLC Class A	299,311
8,927	Royal Dutch Shell PLC Class B	253,229
8,017	Santos Ltd.	44,188
2,565	Suncor Energy, Inc.	80,534
2,189	TC Energy Corp.	111,436
1,735	The Williams Cos., Inc.	39,419

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
5,120	TOTAL SA	$ 268,568
1,670	Valero Energy Corp.	159,468
1,934	Woodside Petroleum Ltd.	45,130

		4,392,874

Paper & Forest Products – 0.0%
775	Mondi PLC	16,778
4,380	Oji Holdings Corp.	25,036
3,642	UPM-Kymmene Oyj	121,667

		163,481

Personal Products – 0.1%
1,124	Beiersdorf AG	131,087
347	Kao Corp.	27,320
219	Kobayashi Pharmaceutical Co. Ltd.	17,986
902	Kose Corp.	143,811
1,303	L’Oreal SA	371,515
4,904	Pola Orbis Holdings, Inc.	121,021
2,341	Shiseido Co. Ltd.	169,243
1,777	The Estee Lauder Cos., Inc. Class A	347,350
4,679	Unilever NV	278,368
2,982	Unilever PLC	176,646

		1,784,347

Pharmaceuticals – 0.7%
1,531	Allergan PLC	283,143
11,771	Astellas Pharma, Inc.	200,963
2,318	AstraZeneca PLC	223,937
1,418	Bausch Health Cos., Inc.*	40,054
4,429	Bayer AG	334,498
7,054	Bristol-Myers Squibb Co.	401,655
913	Chugai Pharmaceutical Co. Ltd.	79,757
1,005	Daiichi Sankyo Co. Ltd.	63,059
894	Elanco Animal Health, Inc.*	24,773
3,531	Eli Lilly & Co.	414,363
12,934	GlaxoSmithKline PLC	293,854
3,410	H. Lundbeck A/S	130,638
1,477	Ipsen SA	166,820
873	Jazz Pharmaceuticals PLC*	131,928
7,624	Johnson & Johnson	1,048,224
7,166	Merck & Co., Inc.	624,732
1,655	Merck KGaA	193,174
14,260	Mylan NV*	267,803
4,550	Novartis AG	419,446
5,121	Novo Nordisk A/S Class B	287,863
3,613	Orion Oyj Class B	157,242
480	Otsuka Holdings Co. Ltd.	20,951
4,401	Perrigo Co. PLC	225,463
11,978	Pfizer, Inc.	461,393
2,657	Recordati SpA	111,382
2,221	Roche Holding AG	684,718
2,320	Sanofi	216,267
517	Shionogi & Co. Ltd.	30,433
4,574	Sumitomo Dainippon Pharma Co. Ltd.	86,412
479	Takeda Pharmaceutical Co. Ltd.	19,516

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
22,641	Teva Pharmaceutical Industries Ltd. ADR*	$ 235,919
2,101	UCB SA	170,216
1,414	Zoetis, Inc.	170,415

		8,221,011

Professional Services – 0.2%
1,291	Adecco Group AG	79,913
1,137	Bureau Veritas SA	29,769
79	CoStar Group, Inc.*	48,416
544	Equifax, Inc.	75,964
4,522	Experian PLC	150,000
1,398	IHS Markit Ltd.*	101,565
236	Intertek Group PLC	16,815
1,400	ManpowerGroup, Inc.	129,696
3,333	Nielsen Holdings PLC	65,160
5,442	Persol Holdings Co. Ltd.	100,186
2,621	Randstad NV	152,592
5,628	Recruit Holdings Co. Ltd.	204,006
6,032	RELX PLC	146,027
8,095	Robert Half International, Inc.	471,129
130	SGS SA	338,403
125	Teleperformance	29,614
1,175	Thomson Reuters Corp.	82,877
381	TransUnion	32,884
848	Verisk Analytics, Inc.	125,063
1,605	Wolters Kluwer NV	115,275

		2,495,354

Real Estate Management & Development – 0.1%
1,486	Aeon Mall Co. Ltd.	23,906
4,949	Aroundtown SA	42,946
593	Azrieli Group Ltd.	46,255
9,284	CapitaLand Ltd.	24,986
4,456	CBRE Group, Inc. Class A*	254,081
2,279	City Developments Ltd.	17,242
2,631	CK Asset Holdings Ltd.	17,495
720	Deutsche Wohnen SE	28,124
1,599	First Capital Realty, Inc.	26,074
13,565	Hang Lung Properties Ltd.	27,774
6,848	Henderson Land Development Co. Ltd.	32,960
1,935	Hulic Co. Ltd.	21,765
1,195	Jones Lang LaSalle, Inc.	198,764
1,932	Mitsubishi Estate Co. Ltd.	35,434
1,077	Mitsui Fudosan Co. Ltd.	26,818
5,993	Nomura Real Estate Holdings, Inc.	144,972
1,425	Sumitomo Realty & Development Co. Ltd.	49,687
1,430	Sun Hung Kai Properties Ltd.	20,833
10,882	Swire Pacific Ltd. Class A	98,253
474	Swiss Prime Site AG*	50,039
2,592	Tokyu Fudosan Holdings Corp.	17,803
2,925	UOL Group Ltd.	16,597
1,665	Vonovia SE	86,667
4,296	Wheelock & Co. Ltd.	26,710

		1,336,185

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 0.1%
127	AMERCO	$ 46,002
11,181	Aurizon Holdings Ltd.	43,750
577	Canadian National Railway Co.	52,552
136	Canadian Pacific Railway Ltd.	32,394
195	Central Japan Railway Co.	39,406
13,398	ComfortDelGro Corp. Ltd.	23,037
1,476	CSX Corp.	105,593
492	East Japan Railway Co.	45,278
440	Hankyu Hanshin Holdings, Inc.	18,914
176	J.B. Hunt Transport Services, Inc.	20,349
386	Kansas City Southern	58,834
839	Keikyu Corp.	17,274
786	Keio Corp.	50,454
621	Keisei Electric Railway Co. Ltd.	25,621
1,401	Kintetsu Group Holdings Co. Ltd.	79,291
968	Kyushu Railway Co.	32,982
11,180	MTR Corp. Ltd.	62,735
1,691	Nagoya Railroad Co. Ltd.	53,920
579	Norfolk Southern Corp.	112,037
939	Odakyu Electric Railway Co. Ltd.	23,103
181	Old Dominion Freight Line, Inc.	34,678
1,375	Seibu Holdings, Inc.	24,254
1,036	Tobu Railway Co. Ltd.	37,946
1,830	Tokyu Corp.	36,133
845	Uber Technologies, Inc.*	25,012
1,087	Union Pacific Corp.	191,301
526	West Japan Railway Co.	46,346

		1,339,196

Semiconductors & Semiconductor Equipment – 0.3%
6,306	Advanced Micro Devices, Inc.*	246,880
1,298	Advantest Corp.	63,578
364	Analog Devices, Inc.	41,114
1,552	Applied Materials, Inc.	89,861
1,592	ASM Pacific Technology Ltd.	20,782
724	ASML Holding NV	196,265
829	Broadcom, Inc.	262,138
82	Disco Corp.	17,727
914	Infineon Technologies AG	19,479
12,788	Intel Corp.	742,343
518	KLA Corp.	84,879
447	Lam Research Corp.	119,273
1,621	Marvell Technology Group Ltd.	42,746
620	Maxim Integrated Products, Inc.	35,135
356	Microchip Technology, Inc.	33,656
6,775	Micron Technology, Inc.*	321,880
1,253	NVIDIA Corp.	271,575
333	NXP Semiconductors NV	38,488
7,534	ON Semiconductor Corp.*	161,755

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,834	Qorvo, Inc.*	$ 191,121
3,181	QUALCOMM, Inc.	265,773
7,939	Renesas Electronics Corp.*	51,787
699	Skyworks Solutions, Inc.	68,712
1,252	STMicroelectronics NV	30,606
846	Teradyne, Inc.	52,951
3,138	Texas Instruments, Inc.	377,219
239	Tokyo Electron Ltd.	49,439
1,026	Xilinx, Inc.	95,192

		3,992,354

Software – 0.7%
1,284	Adobe, Inc.*	397,436
304	ANSYS, Inc.*	77,426
1,076	Autodesk, Inc.*	194,648
588	AVEVA Group PLC	34,636
4,191	Cadence Design Systems, Inc.*	294,418
1,819	CDK Global, Inc.	97,407
504	Check Point Software Technologies Ltd.*	59,411
2,715	Citrix Systems, Inc.	306,279
293	Constellation Software, Inc.	313,009
391	CyberArk Software Ltd.*	47,917
203	Dassault Systemes SE	31,979
235	DocuSign, Inc.*	16,734
5,387	Dropbox, Inc. Class A*	99,606
1,133	Fortinet, Inc.*	119,090
140	Guidewire Software, Inc.*	17,056
1,556	Intuit, Inc.	402,833
3,620	Micro Focus International PLC	53,050
22,299	Microsoft Corp.	3,375,623
492	Nice Ltd.*	74,517
9,773	NortonlifeLock, Inc.	243,348
797	Open Text Corp.	34,717
7,205	Oracle Corp. (Software)	412,433
238	Palo Alto Networks, Inc.*	54,078
253	Paycom Software, Inc.*	70,033
947	RingCentral, Inc. Class A*	163,329
2,430	salesforce.com, Inc.*	395,823
2,681	SAP SE	364,232
847	ServiceNow, Inc.*	239,735
373	Splunk, Inc.*	55,659
3,891	SS&C Technologies Holdings, Inc.	233,654
1,020	Synopsys, Inc.*	143,861
354	Temenos AG*	53,709
19,516	The Sage Group PLC	190,027
345	Trend Micro, Inc.	18,642
264	Tyler Technologies, Inc.*	76,605
1,127	VMware, Inc. Class A*	175,384
369	Workday, Inc. Class A*	66,095

		9,004,439

Specialty Retail – 0.4%
359	ABC-Mart, Inc.	23,926
857	Advance Auto Parts, Inc.	134,617
291	AutoZone, Inc.*	342,775
4,610	Best Buy Co., Inc.	371,750
868	Burlington Stores, Inc.*	195,300

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
548	CarMax, Inc.*	$ 53,298
1,518	Dufry AG*	148,191
240	Fast Retailing Co. Ltd.	146,317
12,455	Hennes & Mauritz AB Class B	240,403
72	Hikari Tsushin, Inc.	16,804
12,972	Industria de Diseno Textil SA	403,618
16,245	JD Sports Fashion PLC	159,578
18,754	Kingfisher PLC	50,841
3,057	Lowe’s Cos., Inc.	358,617
1,181	Nitori Holdings Co. Ltd.	185,209
618	O’Reilly Automotive, Inc.*	273,329
1,923	Ross Stores, Inc.	223,356
210	Shimamura Co. Ltd.	16,850
5,134	The Gap, Inc.	85,276
3,649	The Home Depot, Inc.	804,641
5,499	The TJX Cos., Inc.	336,154
743	Tiffany & Co.	99,413
1,638	Tractor Supply Co.	154,693
581	Ulta Salon, Cosmetics & Fragrance, Inc.*	135,873
17,757	Yamada Denki Co. Ltd.	88,643

		5,049,472

Technology Hardware, Storage & Peripherals – 0.4%
14,233	Apple, Inc.	3,803,769
3,222	Brother Industries Ltd.	63,962
1,951	Canon, Inc.	54,046
1,766	Dell Technologies, Inc. Class C*	85,633
3,575	FUJIFILM Holdings Corp.	169,045
2,305	Hewlett Packard Enterprise Co.	36,488
6,832	HP, Inc.	137,187
3,223	Konica Minolta, Inc.	21,138
2,773	NetApp, Inc.	168,016
1,892	Seagate Technology PLC	112,915
2,067	Seiko Epson Corp.	31,494
1,093	Western Digital Corp.	55,011
3,900	Xerox Holdings Corp.*	151,827

		4,890,531

Textiles, Apparel & Luxury Goods – 0.3%
1,087	adidas AG	338,637
9,718	Burberry Group PLC	264,351
8,304	Capri Holdings Ltd.*	308,411
363	Cie Financiere Richemont SA	27,520
626	EssilorLuxottica SA	97,230
397	Hermes International	297,467
231	Kering SA	139,106
1,485	Lululemon Athletica, Inc.*	335,150
885	LVMH Moet Hennessy Louis Vuitton SE	396,216
4,924	Moncler SpA	215,539
5,352	NIKE, Inc. Class B	500,358
2,701	Pandora A/S	108,734
2,198	Puma SE	165,164
808	PVH Corp.	78,344
1,650	Ralph Lauren Corp.	177,111
6,697	Tapestry, Inc.	180,082

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
741	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	$ 71,593
5,446	Under Armour, Inc. Class A*	102,875
6,167	Under Armour, Inc. Class C*	106,689
3,016	VF Corp.	267,037
7,964	Yue Yuen Industrial Holdings Ltd.	23,553

		4,201,167

Tobacco – 0.1%
1,619	Altria Group, Inc.	80,464
7,972	British American Tobacco PLC	315,522
780	Imperial Brands PLC	17,162
2,193	Japan Tobacco, Inc.	49,967
5,168	Philip Morris International, Inc.	428,582
2,528	Swedish Match AB	121,089

		1,012,786

Trading Companies & Distributors – 0.2%
560	Ashtead Group PLC	17,001
2,195	Brenntag AG	116,977
1,401	Bunzl PLC	38,448
7,757	Fastenal Co.	275,529
2,572	Ferguson PLC	223,939
6,031	HD Supply Holdings, Inc.*	240,154
4,427	ITOCHU Corp.	96,660
24,929	Marubeni Corp.	184,356
2,883	Mitsubishi Corp.	75,567
1,782	Mitsui & Co. Ltd.	31,608
4,984	MonotaRO Co. Ltd.	140,377
3,884	Sumitomo Corp.	58,581
3,740	Toyota Tsusho Corp.	130,823
775	United Rentals, Inc.*	118,614
805	W.W. Grainger, Inc.	255,145

		2,003,779

Transportation Infrastructure – 0.0%
284	Aena SME SA(a)	52,112
134	Aeroports de Paris	26,207
3,378	Atlantia SpA	74,802
8,658	Auckland International Airport Ltd.	50,210
393	Fraport AG Frankfurt Airport Services Worldwide	33,417
3,702	Getlink SE	62,440
2,573	Kamigumi Co. Ltd.	57,074
5,980	Sydney Airport	37,177
8,929	Transurban Group	92,830

		486,269

Water Utilities – 0.0%
1,049	American Water Works Co., Inc.	126,960
1,834	Aqua America, Inc.	81,191
1,211	Severn Trent PLC	35,130

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – (continued)
3,555	United Utilities Group PLC	$ 39,232

		282,513

Wireless Telecommunication Services – 0.1%
5,966	KDDI Corp.	171,408
8,265	NTT DOCOMO, Inc.	226,927
635	Rogers Communications, Inc. Class B	30,691
1,169	T-Mobile US, Inc.*	91,825
2,727	Tele2 AB Class B	40,237
59,757	Vodafone Group PLC	118,331

		679,419

TOTAL COMMON STOCKS (Cost $136,484,530)		$ 167,649,196

Shares	Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
Bayerische Motoren Werke AG
EUR 291	6.180%	$ 17,926
Volkswagen AG
211	2.710	40,709

		58,635

Chemicals – 0.0%
FUCHS PETROLUB SE
3,146	2.250	135,803

Health Care Equipment & Supplies – 0.0%
Sartorius AG
310	0.330	65,267

TOTAL PREFERRED STOCKS (Cost $267,534)		$ 259,705

Shares	Description	Value

Exchange Traded Funds – 75.4%
574,773	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	18,616,897
2,952,007	iShares Core MSCI Emerging Markets ETF	151,054,198
4,410,706	iShares MSCI EAFE ETF	300,721,935
985,216	iShares MSCI EAFE Small-Cap ETF	60,108,028
1,374,010	Vanguard S&P 500 ETF	396,607,987

TOTAL EXCHANGE TRADED FUNDS (Cost $794,911,804)		$ 927,109,045

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 5.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
62,646,410	1.613%	$ 62,646,410
(Cost $62,646,410)

TOTAL INVESTMENTS – 94.1% (Cost $994,310,278)		$1,157,664,356

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.9%		73,210,822

NET ASSETS – 100.0%		$1,230,875,178

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents affiliated funds.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	17,210,000	USD	12,924,573	12/18/19	$33,590
	HKD	1,390,000	USD	177,393	12/18/19	135
	NZD	30,000	USD	19,251	12/18/19	15
	USD	19,704,222	AUD	28,950,000	12/18/19	112,173
	USD	26,991,621	CHF	26,330,000	12/18/19	611,453
	USD	5,101,729	DKK	34,270,000	12/18/19	40,262
	USD	90,925,054	EUR	81,880,000	12/18/19	581,671
	USD	72,936,809	JPY	7,708,000,000	12/18/19	2,384,374
	USD	1,834,472	NOK	16,600,000	12/18/19	33,780
	USD	7,353	SGD	10,000	12/18/19	40

TOTAL						$3,797,493

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	DKK	100,000	USD	14,976	12/18/19	$(207)
	GBP	150,000	USD	194,567	12/18/19	(421)
	USD	44,663,019	GBP	36,495,000	12/18/19	(2,572,794)
	USD	9,660,807	HKD	75,690,000	12/18/19	(6,161)
	USD	996,590	ILS	3,480,000	12/18/19	(5,896)
	USD	693,418	NZD	1,090,000	12/18/19	(6,580)
	USD	7,577,045	SEK	73,500,000	12/18/19	(107,748)
	USD	3,602,410	SGD	4,980,000	12/18/19	(39,533)

TOTAL						$(2,739,340)

FUTURES CONTRACTS — At November 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000 Index	978	12/20/19	$79,403,820	$2,074,045
S&P Toronto Stock Exchange 60 Index	249	12/19/19	38,155,130	938,910
S&P 500 E-Mini Index	456	12/20/19	71,676,360	3,194,049

TOTAL FUTURES CONTRACTS				$6,207,004

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2019, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Purchased option contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Calls
Eurodollar Futures	$97.00	06/14/2021	462	$1,155,000	$1,787,363	$1,037,297	$750,066
Eurodollar Futures	97.00	03/15/2021	473	1,182,500	1,821,050	1,045,235	775,815
Eurodollar Futures	97.00	09/13/2021	453	1,132,500	1,763,868	1,129,088	634,780
Eurodollar Futures	98.00	06/14/2021	1,221	3,052,500	1,938,337	1,004,420	933,917
Eurodollar Futures	98.00	03/15/2021	260	650,000	390,000	221,603	168,397
Eurodollar Futures	98.25	09/13/2021	2,604	6,510,000	3,255,000	3,112,629	142,371
Eurodollar Futures	97.87	09/13/2021	446	1,115,000	852,975	748,085	104,890
Eurodollar Futures	97.50	12/14/2020	335	837,500	816,562	372,982	443,580
Eurodollar Futures	97.50	09/14/2020	377	942,500	904,801	449,884	454,917
Eurodollar Futures	97.87	12/13/2021	312	780,000	592,800	523,324	69,476
Eurodollar Futures	97.87	03/14/2022	345	862,500	672,750	595,925	76,825
Eurodollar Futures	97.75	12/14/2020	218	545,000	400,576	371,105	29,471
Eurodollar Futures	97.87	06/14/2021	457	1,142,500	836,882	743,473	93,409
Eurodollar Futures	97.87	03/15/2021	470	1,175,000	828,375	734,428	93,947
Eurodollar Futures	98.25	03/15/2021	3,051	7,627,500	3,184,481	3,532,291	(347,810)
Eurodollar Futures	98.00	12/14/2020	59	147,500	75,593	89,374	(13,781)
Eurodollar Futures	98.12	12/13/2021	47	117,500	68,738	78,247	(9,509)
Eurodollar Futures	98.50	12/13/2021	1,570	3,925,000	1,462,062	1,552,667	(90,605)
Eurodollar Futures	98.50	06/15/2020	312	780,000	66,300	156,724	(90,424)
Eurodollar Futures	98.50	03/16/2020	476	1,190,000	26,775	161,754	(134,979)
Eurodollar Futures	98.00	09/14/2020	93	232,500	111,600	137,391	(25,791)
Eurodollar Futures	98.25	06/14/2021	2,668	6,670,000	3,051,525	3,271,490	(219,965)

			16,709	$41,772,500	$24,908,413	$21,069,416	$3,838,997

Puts
Eurodollar Futures	99.50	03/16/2020	2,262	5,655,000	6,899,100	7,780,873	(881,773)

Total Exchange traded option on futures			18,971	$47,427,500	$31,807,513	$28,850,289	$2,957,224

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
SPX Index	Citibank NA	$2,801.040	01/17/2020	16,346	$16,346	$104,798	$1,463,785	$(1,358,987)

Total Purchased options contracts				35,317	$47,443,846	$31,912,311	$30,314,074	$1,598,237

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Written option contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Calls
Euro Stoxx 50 Index	$3,550.00	12/20/2019	(14)	$(140)	$(24,866)	$(7,682)	$(17,184)
Euro Stoxx 50 Index	3,625.00	12/20/2019	(20)	(200)	(21,000)	(11,125)	(9,875)
Euro Stoxx 50 Index	3,675.00	12/20/2019	(12)	(120)	(7,536)	(4,426)	(3,110)
Euro Stoxx 50 Index	3,700.00	12/20/2019	(44)	(440)	(19,731)	(12,183)	(7,548)
Euro Stoxx 50 Index	3,725.00	12/20/2019	(23)	(230)	(6,944)	(5,905)	(1,039)
Euro Stoxx 50 Index	3,750.00	12/20/2019	(4)	(40)	(771)	(1,006)	235
Euro Stoxx 50 Index	3,775.00	12/20/2019	(12)	(120)	(1,401)	(2,605)	1,204
Euro Stoxx 50 Index	3,800.00	02/21/2020	(3)	(30)	(1,220)	(1,131)	(89)
Euro Stoxx 50 Index	3,825.00	02/21/2020	(8)	(80)	(2,547)	(2,667)	120
Euro Stoxx 50 Index	3,725.00	01/17/2020	(7)	(70)	(3,671)	(2,470)	(1,201)
Euro Stoxx 50 Index	3,750.00	01/17/2020	(3)	(30)	(1,187)	(973)	(214)
Euro Stoxx 50 Index	3,775.00	01/17/2020	(64)	(640)	(18,616)	(19,214)	598
Euro Stoxx 50 Index	3,825.00	01/17/2020	(14)	(140)	(1,990)	(3,148)	1,158
FTSE 100 Index	7,325.00	12/20/2019	(3)	(30)	(4,385)	(3,609)	(776)
FTSE 100 Index	7,375.00	12/20/2019	(5)	(50)	(5,335)	(3,009)	(2,326)
FTSE 100 Index	7,400.00	12/20/2019	(4)	(40)	(3,569)	(3,028)	(541)
FTSE 100 Index	7,425.00	12/20/2019	(5)	(50)	(3,686)	(4,111)	425
FTSE 100 Index	7,475.00	12/20/2019	(5)	(50)	(2,392)	(2,886)	494
FTSE 100 Index	7,550.00	12/20/2019	(2)	(20)	(439)	(754)	315
FTSE 100 Index	7,600.00	12/20/2019	(3)	(30)	(349)	(2,833)	2,484
FTSE 100 Index	7,450.00	02/21/2020	(1)	(10)	(1,513)	(1,348)	(165)
FTSE 100 Index	7,625.00	02/21/2020	(2)	(20)	(1,306)	(1,353)	47
FTSE 100 Index	7,400.00	01/17/2020	(5)	(50)	(7,016)	(6,195)	(821)
FTSE 100 Index	7,450.00	01/17/2020	(2)	(20)	(2,160)	(1,786)	(374)
FTSE 100 Index	7,475.00	01/17/2020	(5)	(50)	(4,688)	(2,882)	(1,806)
FTSE 100 Index	7,525.00	01/17/2020	(1)	(10)	(685)	(718)	33
FTSE 100 Index	7,600.00	01/17/2020	(7)	(70)	(2,761)	(3,132)	371
Nikkei 225 Index	22,250.00	12/13/2019	(4)	(4,000)	(39,481)	(15,431)	(24,050)
Nikkei 225 Index	22,625.00	12/13/2019	(3)	(3,000)	(20,015)	(3,775)	(16,240)
Nikkei 225 Index	22,750.00	12/13/2019	(3)	(3,000)	(17,136)	(6,824)	(10,312)
Nikkei 225 Index	23,250.00	12/13/2019	(3)	(3,000)	(6,854)	(5,247)	(1,607)
Nikkei 225 Index	23,375.00	12/13/2019	(2)	(2,000)	(3,381)	(3,121)	(260)
Nikkei 225 Index	23,500.00	12/13/2019	(1)	(1,000)	(1,233)	(1,292)	59
Nikkei 225 Index	24,125.00	02/14/2020	(1)	(1,000)	(1,965)	(1,744)	(221)
Nikkei 225 Index	23,375.00	01/10/2020	(1)	(1,000)	(3,107)	(2,025)	(1,082)
Nikkei 225 Index	23,500.00	01/10/2020	(2)	(2,000)	(4,935)	(3,947)	(988)
Nikkei 225 Index	23,625.00	01/10/2020	(3)	(3,000)	(6,169)	(5,083)	(1,086)
Nikkei 225 Index	23,750.00	01/10/2020	(3)	(3,000)	(4,935)	(4,268)	(667)
Nikkei 225 Index	24,000.00	01/10/2020	(4)	(4,000)	(4,204)	(6,259)	2,055
Nikkei 225 Index	24,125.00	01/10/2020	(3)	(3,000)	(2,412)	(5,364)	2,952
S&P 500 Index	3,015.00	12/31/2019	(2)	(200)	(28,400)	(8,260)	(20,140)
S&P 500 Index	3,090.00	12/31/2019	(4)	(400)	(31,121)	(8,909)	(22,212)
S&P 500 Index	3,095.00	12/31/2019	(3)	(300)	(22,140)	(6,609)	(15,531)
S&P 500 Index	3,125.00	12/31/2019	(5)	(500)	(25,475)	(10,185)	(15,290)
S&P 500 Index	3,125.00	12/04/2019	(17)	(1,700)	(41,820)	(19,494)	(22,326)
S&P 500 Index	3,145.00	12/11/2019	(16)	(1,600)	(31,600)	(18,704)	(12,896)
S&P 500 Index	3,155.00	12/31/2019	(4)	(400)	(12,560)	(6,600)	(5,960)
S&P 500 Index	3,165.00	12/31/2019	(3)	(300)	(7,755)	(5,040)	(2,715)
S&P 500 Index	3,170.00	12/18/2019	(16)	(1,600)	(23,600)	(15,492)	(8,108)
S&P 500 Index	3,185.00	12/31/2019	(2)	(200)	(3,340)	(2,400)	(940)
S&P 500 Index	3,185.00	12/24/2019	(16)	(1,600)	(20,480)	(20,287)	(193)
S&P 500 Index	3,190.00	12/31/2019	(1)	(100)	(1,480)	(1,416)	(64)
S&P 500 Index	3,195.00	12/31/2019	(13)	(1,300)	(16,900)	(17,594)	694
S&P 500 Index	3,200.00	12/31/2019	(13)	(1,300)	(14,885)	(15,293)	408

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Written option contracts (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Calls (continued)
S&P 500 Index	$3,205.00	12/31/2019	(13)	$(1,300)	$(13,000)	$(13,765)	$765
S&P 500 Index	3,210.00	12/31/2019	(13)	(1,300)	(11,310)	(12,205)	895
S&P 500 Index	3,215.00	12/31/2019	(13)	(1,300)	(9,815)	(10,895)	1,080
S&P 500 Index	3,185.00	01/31/2020	(1)	(100)	(3,975)	(2,290)	(1,685)
S&P 500 Index	3,195.00	01/31/2020	(2)	(200)	(6,950)	(4,840)	(2,110)
S&P 500 Index	3,215.00	01/31/2020	(3)	(300)	(7,815)	(6,030)	(1,785)
S&P 500 Index	3,225.00	01/31/2020	(4)	(400)	(8,920)	(8,680)	(240)

			(475)	$(52,180)	$(610,932)	$(391,547)	$(219,385)

Puts
Euro Stoxx 50 Index	3,275.00	12/20/2019	(14)	(140)	(185)	(9,250)	9,065
Euro Stoxx 50 Index	3,375.00	12/20/2019	(20)	(200)	(484)	(9,411)	8,927
Euro Stoxx 50 Index	3,400.00	12/20/2019	(9)	(90)	(268)	(5,824)	5,556
Euro Stoxx 50 Index	3,425.00	12/20/2019	(3)	(30)	(106)	(1,904)	1,798
Euro Stoxx 50 Index	3,500.00	12/20/2019	(24)	(240)	(1,560)	(15,698)	14,138
Euro Stoxx 50 Index	3,525.00	12/20/2019	(42)	(420)	(3,378)	(16,880)	13,502
Euro Stoxx 50 Index	3,625.00	12/20/2019	(4)	(40)	(806)	(1,135)	329
Euro Stoxx 50 Index	3,650.00	12/20/2019	(12)	(120)	(3,094)	(5,568)	2,474
Euro Stoxx 50 Index	3,575.00	02/21/2020	(3)	(30)	(1,726)	(1,948)	222
Euro Stoxx 50 Index	3,600.00	02/21/2020	(8)	(80)	(5,157)	(5,016)	(141)
Euro Stoxx 50 Index	3,500.00	01/17/2020	(7)	(70)	(1,388)	(3,690)	2,302
Euro Stoxx 50 Index	3,525.00	01/17/2020	(3)	(30)	(691)	(1,859)	1,168
Euro Stoxx 50 Index	3,600.00	01/17/2020	(46)	(460)	(16,826)	(20,132)	3,306
Euro Stoxx 50 Index	3,625.00	01/17/2020	(31)	(310)	(13,287)	(15,652)	2,365
FTSE 100 Index	6,775.00	12/20/2019	(3)	(30)	(311)	(3,942)	3,631
FTSE 100 Index	6,925.00	12/20/2019	(4)	(40)	(673)	(4,533)	3,860
FTSE 100 Index	6,975.00	12/20/2019	(5)	(50)	(1,035)	(6,601)	5,566
FTSE 100 Index	7,075.00	12/20/2019	(4)	(40)	(1,242)	(3,313)	2,071
FTSE 100 Index	7,100.00	12/20/2019	(3)	(30)	(1,028)	(3,954)	2,926
FTSE 100 Index	7,125.00	12/20/2019	(5)	(50)	(1,908)	(5,067)	3,159
FTSE 100 Index	7,150.00	12/20/2019	(1)	(10)	(420)	(787)	367
FTSE 100 Index	7,250.00	12/20/2019	(2)	(20)	(1,320)	(1,918)	598
FTSE 100 Index	6,975.00	02/21/2020	(1)	(10)	(938)	(1,040)	102
FTSE 100 Index	7,200.00	02/21/2020	(2)	(20)	(3,169)	(3,070)	(99)
FTSE 100 Index	7,025.00	01/17/2020	(2)	(20)	(1,164)	(2,084)	920
FTSE 100 Index	7,050.00	01/17/2020	(5)	(50)	(3,136)	(3,547)	411
FTSE 100 Index	7,100.00	01/17/2020	(1)	(10)	(730)	(1,353)	623
FTSE 100 Index	7,125.00	01/17/2020	(5)	(50)	(3,912)	(5,533)	1,621
FTSE 100 Index	7,225.00	01/17/2020	(3)	(30)	(3,220)	(3,854)	634
FTSE 100 Index	7,275.00	01/17/2020	(4)	(40)	(5,018)	(4,708)	(310)
Nikkei 225 Index	20,750.00	12/13/2019	(4)	(4,000)	(110)	(7,716)	7,606
Nikkei 225 Index	21,000.00	12/13/2019	(4)	(4,000)	(183)	(15,620)	15,437
Nikkei 225 Index	21,125.00	12/13/2019	(2)	(2,000)	(92)	(6,636)	6,544
Nikkei 225 Index	21,875.00	12/13/2019	(3)	(3,000)	(493)	(7,870)	7,377
Nikkei 225 Index	22,125.00	12/13/2019	(2)	(2,000)	(494)	(4,223)	3,729
Nikkei 225 Index	22,375.00	12/13/2019	(1)	(1,000)	(384)	(1,923)	1,539
Nikkei 225 Index	22,375.00	02/14/2020	(1)	(1,000)	(2,696)	(3,442)	746
Nikkei 225 Index	21,750.00	01/10/2020	(1)	(1,000)	(759)	(3,360)	2,601
Nikkei 225 Index	22,000.00	01/10/2020	(2)	(2,000)	(1,920)	(5,784)	3,864
Nikkei 225 Index	22,250.00	01/10/2020	(3)	(3,000)	(3,702)	(8,243)	4,541
Nikkei 225 Index	22,625.00	01/10/2020	(3)	(3,000)	(5,483)	(7,710)	2,227
Nikkei 225 Index	22,750.00	01/10/2020	(7)	(7,000)	(14,394)	(18,701)	4,307
S&P 500 Index	2,770.00	12/31/2019	(2)	(200)	(430)	(10,497)	10,067
S&P 500 Index	2,910.00	12/31/2019	(3)	(300)	(1,695)	(14,676)	12,981
S&P 500 Index	2,920.00	12/31/2019	(4)	(400)	(2,440)	(18,332)	15,892
S&P 500 Index	2,970.00	12/31/2019	(5)	(500)	(4,500)	(19,000)	14,500
S&P 500 Index	3,010.00	12/31/2019	(4)	(400)	(4,920)	(15,087)	10,167

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Written option contracts (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Puts (continued)
S&P 500 Index	$3,030.00	12/04/2019	(17)	$(1,700)	$(1,190)	$(38,263)	$37,073
S&P 500 Index	3,035.00	12/31/2019	(3)	(300)	(4,500)	(10,178)	5,678
S&P 500 Index	3,050.00	12/11/2019	(16)	(1,600)	(7,920)	(38,589)	30,669
S&P 500 Index	3,070.00	12/31/2019	(2)	(200)	(3,960)	(6,380)	2,420
S&P 500 Index	3,080.00	12/18/2019	(16)	(1,600)	(21,760)	(40,754)	18,994
S&P 500 Index	3,095.00	12/31/2019	(1)	(100)	(2,435)	(2,210)	(225)
S&P 500 Index	3,100.00	12/31/2019	(13)	(1,300)	(33,085)	(31,644)	(1,441)
S&P 500 Index	3,100.00	12/24/2019	(16)	(1,600)	(33,600)	(29,313)	(4,287)
S&P 500 Index	3,105.00	12/31/2019	(13)	(1,300)	(34,515)	(32,975)	(1,540)
S&P 500 Index	3,110.00	12/31/2019	(13)	(1,300)	(36,010)	(34,757)	(1,253)
S&P 500 Index	3,115.00	12/31/2019	(13)	(1,300)	(37,570)	(36,211)	(1,359)
S&P 500 Index	3,120.00	12/31/2019	(13)	(1,300)	(39,260)	(37,729)	(1,531)
S&P 500 Index	2,995.00	01/31/2020	(1)	(100)	(2,730)	(5,330)	2,600
S&P 500 Index	3,015.00	01/31/2020	(2)	(200)	(6,070)	(9,800)	3,730
S&P 500 Index	3,045.00	01/31/2020	(3)	(300)	(10,650)	(13,960)	3,310
S&P 500 Index	3,075.00	01/31/2020	(4)	(400)	(16,620)	(15,625)	(995)
S&P 500 Index	2,790.00	11/29/2019	(1)	(100)	(2)	(3,200)	3,198
S&P 500 Index	2,795.00	11/29/2019	(4)	(400)	(10)	(15,560)	15,550
S&P 500 Index	2,850.00	11/29/2019	(5)	(500)	(12)	(35,890)	35,878
S&P 500 Index	2,880.00	11/29/2019	(4)	(400)	(10)	(19,416)	19,406
S&P 500 Index	2,890.00	11/29/2019	(2)	(200)	(5)	(9,960)	9,955
S&P 500 Index	2,925.00	11/29/2019	(3)	(300)	(8)	(15,578)	15,570
S&P 500 Index	2,935.00	11/29/2019	(2)	(200)	(5)	(6,944)	6,939
S&P 500 Index	2,940.00	11/29/2019	(1)	(100)	(2)	(2,990)	2,988
S&P 500 Index	2,990.00	11/27/2019	(17)	(1,700)	(43)	(34,242)	34,199
S&P 500 Index	2,995.00	11/29/2019	(13)	(1,300)	(33)	(38,846)	38,813
S&P 500 Index	3,000.00	11/29/2019	(13)	(1,300)	(33)	(41,129)	41,096
S&P 500 Index	3,005.00	11/29/2019	(13)	(1,300)	(32)	(43,066)	43,034
S&P 500 Index	3,010.00	11/29/2019	(13)	(1,300)	(32)	(42,974)	42,942
S&P 500 Index	3,015.00	11/29/2019	(13)	(1,300)	(32)	(44,437)	44,405

			(577)	$(62,560)	$(415,009)	$(1,076,041)	$661,032

Total written option contracts			(1,052)	$(114,740)	$(1,025,941)	$(1,467,588)	$441,647

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of November 30, 2019:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$889,648	$15,887,812	$—
Australia and Oceania	—	4,344,110	—
Europe	7,745,405	31,087,930	—
North America	107,906,388	—	—
South America	47,608	—	—
Exchange Traded Funds	927,109,045	—	—
Investment Company	62,646,410	—	—

Total	$1,106,344,504	$51,319,852	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$3,797,493	$—
Futures Contracts(b)	6,207,004	—	—
Options Purchased	31,807,512	104,798	—

Total	$38,014,516	$3,902,291	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(2,739,340)	$—
Written Option contracts	(1,025,941)	—	—

Total	$(1,025,941)	$(2,739,340)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.